Subsidiaries_Details Of Subsidiaries(Details)	12 Months Ended
Dec. 31, 2018
Kookmin Bank
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	Kookmin Bank
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Banking and foreign exchange transaction
KB Securities Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Securities Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
KB Insurance Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Non-life insurance
KB Kookmin Card Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Kookmin Card Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Credit card and installment finance
KB Life Insurance Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Life Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Life insurance
KB Asset Management Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Asset Management Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Collective investment and advisory
KB Capital Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Capital Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial Leasing
KB Savings Bank Co., Ltd. And Yehansoul Savings Bank Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Savings Bank Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Savings banking
KB Real Estate Trust Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Real Estate Trust Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Real estate trust management
KB Investment Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Investment Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Credit Information Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Credit Information Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Collection of receivables or credit investigation
KB Data System Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Data System Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Software advisory, development, and supply
Kookmin Bank Int'l Ltd. (London)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank Int'l Ltd. (London)
Ownership interests(%)	100.00%
Location	United Kingdom
Date of financial statements	Dec. 31, 2018
Industry	Banking and foreign exchange transaction
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	The Group changed Kookmin Bank Int'l Ltd. (London) to Kookmin Bank London Branch on May 16, 2018, and this event is categorized as business combination of entities under common control. The assets and liabilities acquired under business combinations under common control are recognized at the carrying amounts in the consolidated financial statements of the Group. The transferred assets and liabilities due to this business combination are KRW 480,161 million and KRW 480,023 million, respectively.	[1]
Kookmin Bank Cambodia PLC.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank Cambodia PLC.
Ownership interests(%)	100.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2018
Industry	Banking and foreign exchange transaction
Kookmin Bank China Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank China Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2018
Industry	Banking and foreign exchange transaction
KB Microfinance Myanmar Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Microfinance Myanmar Co., Ltd.
Ownership interests(%)	100.00%
Location	Myanmar
Date of financial statements	Dec. 31, 2018
Industry	Other credit granting n.e.c.
KBD Tower 1st L.L.C. and 33 others
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KBD Tower 1st L.L.C. and 33 others
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Asset-backed securitization
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.	[2]
KB Multi-Asset Private Securities Fund S-1(Bond Mixed)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Multi-Asset Private Securities Fund S-1(Bond Mixed)
Ownership interests(%)	99.96%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Investment trust
KB Multi-Asset Private Securities Fund P-1(Bond Mixed)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Multi-Asset Private Securities Fund P-1(Bond Mixed)
Ownership interests(%)	99.96%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Investment trust
KB Haeoreum private securities investment trust 96(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Haeoreum private securities investment trust 96(Bond)
Ownership interests(%)	49.95%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
Samsung KODEX 10Y F-LKTB Inverse ETF(Bond-Derivatives)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Samsung KODEX 10Y F-LKTB Inverse ETF(Bond-Derivatives)
Ownership interests(%)	88.74%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Haeoreum private securities investment trust 83(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Haeoreum private securities investment trust 83(Bond)
Ownership interests(%)	99.95%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Kiwoom Frontier Private placement fund 10(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kiwoom Frontier Private placement fund 10[Bond]
Ownership interests(%)	99.85%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Tong Yang Safe Plus Qualified Private Trust S-8(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Tong Yang Safe Plus Qualified Private Trust S-8(Bond)
Ownership interests(%)	99.93%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Mirae Asset Triumph Global Privately placed Feeder Investment Trust 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Mirae Asset Triumph Global Privately placed Feeder Investment Trust 1
Ownership interests(%)	99.92%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
NH-AMUNDI GLOBAL PRIVATE SECURITIES INVESTMENT TRUST 1(BOND)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	NH-AMUNDI GLOBAL PRIVATE SECURITIES INVESTMENT TRUST 1(BOND)]
Ownership interests(%)	83.31%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Meritz Private Real Estate Fund 9-2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Meritz Private Real Estate Fund 9-2
Ownership interests(%)	99.98%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
AIP US RED PRIVATE REAL ESTATE TRUST NO.10
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	AIP US RED PRIVATE REAL ESTATE TRUST NO.10
Ownership interests(%)	99.97%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Evergreen Private Securities Fund 98(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Evergreen Private Securities Fund 98(Bond)
Ownership interests(%)	49.34%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB Korea Short Term Premium Private Securities 5(USD)(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Korea Choet Term Premium Private Securities 5(USD)(Bond)
Ownership interests(%)	50.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Korea Short Term Premium Private Securities 4(USD)(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Korea Short Term Premium Private Securities 4(USD)(Bond)
Ownership interests(%)	49.60%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KBFG Securities America Inc.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KBFG Securities America Inc.
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2018
Industry	Investment advisory and securities dealing activities
KB Securities Hong Kong Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KB Securities Hong Kong Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2018
Industry	Investment advisory and securities dealing activities
KB SECURITEIS VIETNAM JOINT STOCK COMPANY
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KB SECURITIES VIETNAM JOINT STOCK COMPANY
Ownership interests(%)	99.67%
Location	Vietnam
Date of financial statements	Dec. 31, 2018
Industry	Investment advisory and securities dealing activities
Able NS Co., Ltd and 61 others
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Able NS Co., Ltd and 61 others
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Asset-backed securitization
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.	[2]
KB NA COMPASS ENERGY PRIVATE SPECIAL ASSET FUND
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KB NA COMPASS ENERGY PRIVATE SPECIAL ASSET FUND
Ownership interests(%)	29.70%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
Hyundai You First Private Real Estate Investment Trust No. 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai You First Private Real Estate Investment Trust No. 1
Ownership interests(%)	98.54%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Smart Index Alpha Securities Feeder Investment Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Smart Index Alpha Securities Feeder Investment Trust No.1
Ownership interests(%)	98.76%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Strong Korea Equity Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Strong Korea Equity Trust No.1
Ownership interests(%)	99.34%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Kidzania Equity Feeder Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Kidzania Equity Feeder Trust No.1
Ownership interests(%)	79.13%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Value Plus Equity Feeder Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Value Plus Equity Feeder Trust No.1
Ownership interests(%)	99.64%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Strong-small Corporate Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Strong-small Corporate Trust No.1
Ownership interests(%)	90.57%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Heungkuk Highclass Private Real Estate Trust No. 21
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Heungkuk Highclass Private Real Estate Trust No. 21
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
JB New Jersey Private Real Estate Investment Trust No. 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	JB New Jersey Private Real Estate Investment Trust No. 1
Ownership interests(%)	98.15%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Heungkuk Global Highclass Private Real Estate Trust No. 23
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Heungkuk Global Highclass Private Real Estate Trust No. 23
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Dynamic Mix Securities Feeder Investment Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Dynamic Mix Securities Feeder Investment Trust No.1
Ownership interests(%)	99.99%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Quant Long Short Securities Feeder Investment Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Quant Long Short Securities Feeder Investment Trust No. 1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyudai China Index Plus Securities Investment Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyudai China Index Plus Securities Investment Trust No.1
Ownership interests(%)	81.90%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Kon-tiki Specialized Privately Placed Fund No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Kon-tiki Specialized Privately Placed Fund No.1
Ownership interests(%)	98.05%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
DGB Private real estate Investment Trust No.8
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	DGB Private real estate Investment Trust No.8
Ownership interests(%)	98.77%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Aquila Global Real Assets Fund No.1 LP
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Aquila Global Real Assets Fund No.1 LP
Ownership interests(%)	99.96%
Location	Cayman islands
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Able Quant Asia Pacific Feeder Fund(T.E.) Limited
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Able Quant Asia Pacific Feeder Fund(T.E.) Limited
Ownership interests(%)	100.00%
Location	Cayman islands
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Mangrove Feeder Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Mangrove Feeder Fund
Ownership interests(%)	100.00%
Location	Cayman islands
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
LB Ireland Private Real Estate Investment Trust 8
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	LB Ireland Private Real Estate Investment Trust 8
Ownership interests(%)	99.85%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KTB Aircraft Private Investment Trust No.21-1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KTB Aircraft Private Investment Trust No.21-1
Ownership interests(%)	99.61%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Pacific US Blackrock Private Placement Real Estate Fund No.15
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Pacific US Blackrock Private Placement Real Estate Fund No.15
Ownership interests(%)	99.50%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.38
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Vestas Qualified Investors Private Real Estate Fund Investment Trust No.38
Ownership interests(%)	54.04%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Claims Survey & Adjusting
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Claims Survey & Adjusting
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Claim service
KB Sonbo CNS
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Sonbo CNS
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Management service
Leading Insurance Services, Inc.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Leading Insurance Services, Inc.
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2018
Industry	Management service
LIG Insurance (China) Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	LIG Insurance (China) Co., Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2018
Industry	Non-life insurance
PT. KB Insurance Indonesia
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	PT. KB Insurance Indonesia
Ownership interests(%)	70.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2018
Industry	Non-life insurance
KB Golden Life Care Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Golden Life Care Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Service
KB AMP Infra Private Special Asset Fund 1(FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB AMP Infra Private Special Asset Fund 1(FoFs)
Ownership interests(%)	41.67%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB Muni bond Private Securities Fund 1(USD)(bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Muni bond Private Securities Fund 1(USD)(bond)
Ownership interests(%)	33.33%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB CHILE SOLAR FUND
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB CHILE SOLAR FUND
Ownership interests(%)	80.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Meritz Private Specific Real Estate Fund 1-2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Meritz Private Specific Real Estate Fund 1-2
Ownership interests(%)	87.21%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Global Private Real Estate Debt Fund 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Global Private Real Estate Debt Fund 1
Ownership interests(%)	50.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
Dongbu Private Fund 16th
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Dongbu Private Fund 16th
Ownership interests(%)	89.52%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
Hana Landchip Real estate Private Fund 58th
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hana Landchip Real estate Private Fund 58th
Ownership interests(%)	99.99%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
Hyundai Aviation Private Fund 3rd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hyundai Aviation Private Fund 3rd
Ownership interests(%)	99.96%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
Hyundai Power Professional Investment Type Private Investment Fund No.4
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hyundai Power Professional Investment Type Private Investment Fund No.4
Ownership interests(%)	99.78%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
KB U.S. LongShort Private Securities Fund 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB U.S. LongShort Private Securities Fund 1
Ownership interests(%)	99.39%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
Hyundai Infra Professional Investment Type Private Investment Trust No.5
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hyundai Infra Professional Investment Type Private Investment Trust No.5
Ownership interests(%)	99.80%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
KB SAUDI Private Special Asset Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB SAUDI Private Special Asset Fund
Ownership interests(%)	80.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
Meritz Private Real Estate Fund 8
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Meritz Private Real Estate Fund 8
Ownership interests(%)	99.36%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
Hyundai Star Private Real Estate Investment Trust No. 14
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hyundai Star Private Real Estate Investment Trust No. 14
Ownership interests(%)	99.98%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
Vogo debt strategy private real estate fund VII
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Vogo debt strategy private real estate fund VII
Ownership interests(%)	98.93%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
KORAMCO Europe Debt Strategy Private Real-Estate Fund 2nd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KORAMCO Europe Debt Strategy Private Real-Estate Fund 2nd
Ownership interests(%)	99.80%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Peru Transmission Facility Investment Private Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Peru Transmission Facility Investment Private Fund
Ownership interests(%)	99.03%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Global Private Real Estate Debt Fund 2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Global Private Real Estate Debt Fund 2
Ownership interests(%)	98.36%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Europe Private Real Estate Debt Fund 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Europe Private Real Estate Debt Fund 1
Ownership interests(%)	57.14%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Wise Mobile 18th Securitization Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd.
Investee	Wise Mobile 18th Securitization Co., Ltd.
Ownership interests(%)	0.50%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Asset-backed securitization and others
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.	[2]
KB Kookmin Card 3rd Securitization Co., Ltd. And 2 other
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB Kookmin Card 3rd Securitization Co., Ltd. And 2 other
Ownership interests(%)	0.50%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Asset-backed securitization and others
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.	[2]
Heungkuk Life Insurance Money Market Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd.
Investee	Heungkuk Life Insurance Money Market Trust
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Trust asset management
KB DAEHAN SPECIALIZED BANK PLC.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB DAEHAN SPECIALIZED BANK PLC.
Ownership interests(%)	90.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2018
Industry	Banking
KB Evergreen Private Securities Fund No. 59(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Life Insurance Co., Ltd.
Investee	KB Evergreen Private Securities Fund No. 59(Bond)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Private fund
KB Haeoreum Private Securities Investment Trust 1st(debt securities)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Life Insurance Co., Ltd.
Investee	KB Haeoreum Private Securities Investment Trust 1st(debt securities)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Private fund
KB Star Office Private Real Estate Feeder fund 3-2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Star Office Private Real Estate Feeder fund 3-2
Ownership interests(%)	88.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
KB Asset Management Singapore Pte, Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Asset Management Singapore Pte, Ltd.
Ownership interests(%)	100.00%
Location	Singapore
Date of financial statements	Dec. 31, 2018
Industry	Collective investment
KB Global Equity Solution Securities Feeder Fund(Equity-FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Global Equity Solution Securities Feeder Fund(Equity-FoFs)
Ownership interests(%)	44.04%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB Star Short Term Securities Feeder Fund(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Star Short Term Securities Feeder Fund(Bond)
Ownership interests(%)	37.11%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB Onkookmin Life Income RIF 20 Feeder Fund(Fofs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Onkookmin Life Income RIF 20 Feeder Fund(Fofs)
Ownership interests(%)	49.98%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB Onkookmin Life Income RIF 40 Feeder Fund(Fofs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Onkookmin Life Income RIF 40 Feeder Fund(Fofs)
Ownership interests(%)	49.13%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB Active Investor Securities Investment Trust(Derivatives Mixed)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Active Investor Securities Investment Trust(Derivatives Mixed)
Ownership interests(%)	99.95%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
KB Global Multi Asset Income Securities Feeder Fund(Bond Mixed-FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Global Multi Asset Income Securities Feeder Fund(Bond Mixed-FoFs)
Ownership interests(%)	96.17%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
KB G2 Plus Korea Securities Fund(Equity)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB G2 Plus Korea Securities Fund(Equity)
Ownership interests(%)	91.03%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
2011 KIF-KB IT Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	2011 KIF-KB IT Venture Fund
Ownership interests(%)	43.33%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[4]
KoFC-KB Young Pioneer 1st Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KoFC-KB Young Pioneer 1st Fund
Ownership interests(%)	33.33%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[4]
KB NEW CONTENTS Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB NEW CONTENTS Venture Fund
Ownership interests(%)	20.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[4]
KB Young Pioneer 3.0 Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB Young Pioneer 3.0 Venture Fund
Ownership interests(%)	40.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[4]
KB Pre IPO Secondary Venture Fund 2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB Pre IPO Secondary Venture Fund 2
Ownership interests(%)	21.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[4]
KB Contents Panda iMBC Contents Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB Contents Panda iMBC Contents Venture Fund
Ownership interests(%)	20.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[4]
HYUNDAI ABLE INVESTMENT REIT
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Heungkuk Global Highclass Private Real Estate Trust 23
Investee	HYUNDAI ABLE INVESTMENT REIT
Ownership interests(%)	99.90%
Location	United States of America
Date of financial statements	Dec. 31, 2018
Industry	Real Estate Activities
Hyundai Strong Korea Equity Trust No.1(Master)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Strong Korea Equity Trust No.1
Investee	Hyundai Strong Korea Equity Trust No.1[Master]
Ownership interests(%)	80.93%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Trust Securities Master Investment Trust - Bond
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Trust Securities Feeder Investment Trust No.1- Bond
Investee	Hyundai Trust Securities Master Investment Trust - Bond
Ownership interests(%)	96.83%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Quant Long Short Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Quant Long Short Securities Feeder Investment Trust
Investee	Hyundai Quant Long Short Securities Master Investment Trust
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Smart Index Alpha Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Smart Index Alpha Securities Feeder Inv Trust 1
Investee	Hyundai Smart Index Alpha Securities Master Investment Trust
Ownership interests(%)	99.91%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Value Plus Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Value Plus Securities Feeder Investment Trust 1 and others
Investee	Hyundai Value Plus Securities Master Investment Trust
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Hyundai Dynamic Mix Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Dynamic Mix Securities Feeder Investment Trust
Investee	Hyundai Dynamic Mix Securities Master Investment Trust
Ownership interests(%)	99.02%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Star Office Private Real Estate Investment Trust 4
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Star Office Private Real Estate Investment Trust 4
Ownership interests(%)	51.96%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Digital Innovation Investment Fund Limited partnership
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB Investment Co., Ltd., KB Capital Co., Ltd.
Investee	KB Digital Innovation Investment Fund Limited partnership
Ownership interests(%)	62.40%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Hope Sharing BTL Private Special Asset
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.
Investee	KB Hope Sharing BTL Private Special Asset
Ownership interests(%)	46.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB Senior Loan Private Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.
Investee	KB Senior Loan Private Fund
Ownership interests(%)	37.39%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
Hanbando BTL Private Special Asset Fund 1st
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd.
Investee	Hanbando BTL Private Special Asset Fund 1st
Ownership interests(%)	46.36%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB KBSTAR KTB 3Y Futures Inverse ETF
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd.
Investee	KB KBSTAR KTB 3Y Futures Inverse ETF
Ownership interests(%)	79.95%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB KBSTAR Mid-Long Term KTB Active ETF
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd.
Investee	KB KBSTAR Mid-Long Term KTB Active ETF
Ownership interests(%)	63.16%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB digital innovation&growth New Technology Business Investment Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd., KB life Insurance, KB Kookmin Card Co., Ltd., KB Capital Co., Ltd.
Investee	KB digital innovation&growth New Technology Business Investment Fund
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Global Core Bond Securities Fund Master Fund(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Insurance Co., Ltd., KB life Insurance, KB Asset Management Co., Ltd.
Investee	KB Global Core Bond Securities Fund Master Fund(Bond)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Everyone TDF 2035 Securities Investment Trust - Bond Balanced-Fund of Funds
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Everyone TDF 2035 Securities Investment Trust - Bond Balanced-Fund of Funds
Ownership interests(%)	37.62%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB Everyone TDF 2045 Securities Investment Trust - Bond Balanced-Fund of Funds
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Everyone TDF 2045 Securities Investment Trust - Bond Balanced-Fund of Funds
Ownership interests(%)	54.06%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Financial investment
KB Wise Star Private Real Estate Feeder Fund 1st.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB Securities Co., Ltd., KB Real Estate Trust Co., Ltd.
Investee	KB Wise Star Private Real Estate Feeder Fund 1st.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Investment trust
KB Intellectual Property Fund 2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Investment Co., Ltd., KB Capital Co., Ltd.
Investee	KB Intellectual Property Fund 2
Ownership interests(%)	75.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB12-1 Venture Investment
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Investment Co., Ltd.
Investee	KB12-1 Venture Investment
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Start-up Creation Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Investment Co., Ltd.
Investee	KB Start-up Creation Fund
Ownership interests(%)	62.50%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Intellectual Property Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Investment Co., Ltd.
Investee	KB Intellectual Property Fund
Ownership interests(%)	34.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[4]
KB Mezzanine Private Securities Fund 2nd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB life Insurance Co., Ltd.
Investee	KB Mezzanine Private Securities Fund 2nd
Ownership interests(%)	40.74%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB High-tech Company Investment Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance, KB Investment Co., Ltd.
Investee	KB High-tech Company Investment Fund
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB-Solidus Global Healthcare Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd., KB life Insurance Co., Ltd., KB Investment Co., Ltd.
Investee	KB-Solidus Global Healthcare Fund
Ownership interests(%)	43.33%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[3]
KB KOLAO LEASING Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd., KB Capital Co., Ltd.
Investee	KB KOLAO LEASING CO., Ltd
Ownership interests(%)	80.00%
Location	Laos
Date of financial statements	Dec. 31, 2018
Industry	Auto installment finance
Mirae Asset Triumph Global Privately placed Master Investment Trust 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Mirae Asset Triumph Global Privately placed Feeder Investment Trust 1
Investee	Mirae Asset Triumph Global Privately placed Master Investment Trust 1
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Mangrove Master Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Mangrove Feeder Fund
Investee	Mangrove Master Fund
Ownership interests(%)	100.00%
Location	Cayman islands
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
BECKETT ACQUISITION LIMITED
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	LB Ireland Private Real Estate Investment Trust 8
Investee	BECKETT ACQUISITION LIMITED
Ownership interests(%)	100.00%
Location	Ireland
Date of financial statements	Dec. 31, 2018
Industry	Real Estate Activities
KB Star Fund - KB Value Focus Korea Equity
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Star Fund - KB Value Focus Korea Equity
Ownership interests(%)	95.45%
Location	Luxembourg
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB KONEX Market Vitalization Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Investment Co., Ltd.
Investee	KB KONEX Market Vitalization Fund
Ownership interests(%)	46.88%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[4]
KB Neo Paradigm Agriculture Venture
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Investment Co., Ltd.
Investee	KB Neo Paradigm Agriculture Venture
Ownership interests(%)	50.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB New Paradigm Fisheries Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Investment Co., Ltd.
Investee	KB New Paradigm Fisheries Venture Fund
Ownership interests(%)	33.33%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[4]
KB Star Office Private Real Estate Master Investment Trust 2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Wise Star Private Real Estate Feeder Fund 1st.
Investee	KB Star Office Private Real Estate Master Investment Trust 2
Ownership interests(%)	44.44%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee's voting rights, the Group participated directly in establishment of this entity and has power over relevant activities, and is significantly exposed to variable returns which is affected by the performance of the investee, and has ability to affect the performance through its power. Accordingly the Group has control over the investee.	[5]
KB Star Office Private Real Estate Investment Trust 3
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Wise Star Private Real Estate Feeder Fund 1st.
Investee	KB Star Office Private Real Estate Investment Trust 3
Ownership interests(%)	54.51%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Star Short Term Securities Master Fund(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Star Short Term Securities Feeder Fund(Bond)
Investee	KB Star Short Term Securities Master Fund(Bond)
Ownership interests(%)	96.67%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Multi-Asset Private Securities Master Fund P-1(Bond Mixed)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Multi-Asset Private Securities Fund P-1(Bond Mixed)
Investee	KB Multi-Asset Private Securities Master Fund P-1(Bond Mixed)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Investment trust
KB Global Core Bond Securities Master Fund(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Global Core Bond Securities Master Fund(Bond)
Investee	KB Global Core Bond Securities Master Fund(Bond)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Global Equity Solution Securities Master Fund(Equity-FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Global Equity Solution Securities Feeder Fund(Equity-FoFs))
Investee	KB Global Equity Solution Securities Master Fund(Equity-FoFs)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Global Multi Asset Income Securities Master Fund(Bond Mixed-FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Global Multi Asset Income Securities Feeder Fund(Bond Mixed-FoFs)
Investee	KB Global Multi Asset Income Securities Master Fund(Bond Mixed-FoFs)
Ownership interests(%)	73.76%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
Global Investment Opportunity Limited
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KBFG Securities America Inc.
Investee	Global Investment Opportunity Limited
Ownership interests(%)	100.00%
Location	Malaysia
Date of financial statements	Dec. 31, 2018
Industry	Financial investment and Real Estate Activities
KB Onkookmin Life Income RIF 40 Master Fund(Fofs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Onkookmin Life Income RIF 40 Feeder Fund(Fofs)
Investee	KB Onkookmin Life Income RIF 40 Master Fund(Fofs)
Ownership interests(%)	96.48%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
KB Onkookmin Life Income RIF 20 Master Fund(Fofs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Onkookmin Life Income RIF 20 Feeder Fund(Fofs)
Investee	KB Onkookmin Life Income RIF 20 Master Fund(Fofs)
Ownership interests(%)	96.14%
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
ABLE NJ DSM INVESTMENT REIT
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	JB New Jersey Private Real Estate Investment Trust No. 1
Investee	ABLE NJ DSM INVESTMENT REIT
Ownership interests(%)	99.18%
Location	United States of America
Date of financial statements	Dec. 31, 2018
Industry	Real Estate Activities
HYUNDAI ABLE PATRIOTS PARK, LLC
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	HYUNDAI ABLE INVESTMENT REIT
Investee	HYUNDAI ABLE PATRIOTS PARK, LLC
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2018
Industry	Real Estate Activities
AGRAF Real Estate No.1, Senningerberg
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Aquila Global Real Assets Fund No.1 LP
Investee	AGRAF Real Estate No.1, Senningerberg
Ownership interests(%)	100.00%
Location	Luxembourg
Date of financial statements	Dec. 31, 2018
Industry	Asset-backed securitization
AGRAF Real Estate Holding No.1, Senningerberg
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	AGRAF Real Estate No.1, Senningerberg
Investee	AGRAF Real Estate Holding No.1, Senningerberg
Ownership interests(%)	100.00%
Location	Luxembourg
Date of financial statements	Dec. 31, 2018
Industry	Asset-backed securitization
Vierte CasaLog GmbH & Co. KG and 2 others
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	AGRAF Real Estate Holding No.1, Senningerberg
Investee	Vierte CasaLog GmbH & Co. KG and 2 others
Ownership interests(%)	94.90%
Location	Germany
Date of financial statements	Dec. 31, 2018
Industry	Real Estate Activities
HD 1 Grundstucksgesellschaft mbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	AGRAF Real Estate Holding No.1, Senningerberg
Investee	HD 1 Grundstucksgesellschaft mbH & Co. KG
Ownership interests(%)	94.90%
Location	Germany
Date of financial statements	Dec. 31, 2018
Industry	Real Estate Activities
Sechste Casalog KG
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	AGRAF Real Estate Holding No.1, Senningerberg
Investee	Sechste Casalog KG
Ownership interests(%)	94.90%
Location	Germany
Date of financial statements	Dec. 31, 2018
Industry	Real Estate Activities
Able Quant Asia Pacific Master Fund Limited
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Able Quant Asia Pacific Feeder Fund(T.E.) Limited
Investee	Able Quant Asia Pacific Master Fund Limited
Ownership interests(%)	100.00%
Location	Cayman islands
Date of financial statements	Dec. 31, 2018
Industry	Capital investment
ABLE NJ DSM, LLC
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	ABLE NJ DSM INVESTMENT REIT
Investee	ABLE NJ DSM, LLC
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2018
Industry	Real Estate Activities
Personal pension trusts and 10 other trusts
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Personal pension trusts and 10 other trusts
Location	Korea
Date of financial statements	Dec. 31, 2018
Industry	Trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	The Group controls the trust because it has power that determines the management performance over the trust and is exposed to variable returns to absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.	[6]

[1]	The Group changed Kookmin Bank Int'l Ltd. (London) to Kookmin Bank London Branch on May 16, 2018, and this event is categorized as business combination of entities under common control. The assets and liabilities acquired under business combinations under common control are recognized at the carrying amounts in the consolidated financial statements of the Group. The transferred assets and liabilities due to this business combination are KRW 480,161 million and KRW 480,023 million, respectively.
[2]	Although the Group holds less than a majority of the investee's voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.
[3]	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
[4]	Although the Group holds less than a majority of the investee's voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
[5]	Although the Group holds less than a majority of the investee's voting rights, the Group participated directly in establishment of this entity and has power over relevant activities, and is significantly exposed to variable returns which is affected by the performance of the investee, and has ability to affect the performance through its power. Accordingly the Group has control over the investee.
[6]	The Group controls the trust because it has power that determines the management performance over the trust and is exposed to variable returns to absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.